Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Pay vs Performance Disclosure [Table]
NET (LOSS) INCOME	$ (2,720)	$ (977)	$ 806